Credit Facilities, Long-Term Debt and Lease Liabilities - Restrictions on Non-Recourse Debt and Security (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 20, 2018 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Other borrowings		$ 735		$ 730
Borrowings		3,267		3,361
PP&E		5,320		5,822	$ 6,207
Intangible assets		256		313	318
Alberta Off-Coal Agreement	$ 40	40		40	$ 40
Alberta off-coal agreement, annual cash payments, net		37
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)		17		17
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
PP&E		1,500		1,000
Intangible assets		78		88
Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Other borrowings		1,900		1,800
Restricted cash (Note 22)		67		73
Borrowings		221
Borrowings, make-whole amount		39
Adjustments for undistributed profits of associates		6
Non-recourse debt | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount		1,500		1,400
Non-recourse debt | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount		103		111
Restricted Use Debt
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures		3	$ 4
Secured Debt | TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 263		$ 285